Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000222038
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	Investor Class
Trading Symbol	TSDLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s out-of-benchmark allocations to asset-backed securities (ABS), non-agency mortgage-backed securities, commercial mortgage-backed securities, and collateralized loan obligations aided performance relative to its style-specific benchmark, the Bloomberg US Corporate 1-3 Yr Total Return Index Value. Security selection within the investment-grade and high yield corporate sectors also aided results versus the style-specific index.

  Interest rate management did not meaningfully impact performance over the period. The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries and ABS decreased relative to the style-specific index.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	10,000	10,000	10,000
2/28/21	10,083	9,822	10,028
5/31/21	10,121	9,808	10,056
8/31/21	10,162	9,968	10,063
11/30/21	10,091	9,909	10,005
2/28/22	9,951	9,562	9,876
5/31/22	9,753	9,002	9,756
8/31/22	9,637	8,820	9,678
11/30/22	9,544	8,636	9,651
2/28/23	9,659	8,633	9,708
5/31/23	9,779	8,809	9,831
8/31/23	9,865	8,715	9,908
11/30/23	10,013	8,738	10,070
2/29/24	10,209	8,920	10,231
5/31/24	10,332	8,924	10,343
8/31/24	10,626	9,351	10,626
11/30/24	10,723	9,339	10,723
2/28/25	10,915	9,438	10,871
5/31/25	11,026	9,411	10,999

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/8/20
Short Duration Income Fund (Investor Class)	6.71%	2.21%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.35
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	6.33	2.15

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 97,143,000
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ (139,000)
InvestmentCompanyPortfolioTurnover	90.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$97,143 Number of Portfolio Holdings543
Holdings [Text Block]
Corporate Bonds	40.0%
Asset-Backed Securities	24.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	13.6
Non-U.S. Government Mortgage-Backed Securities	7.4
U.S. Government & Agency Mortgage-Backed Securities	7.2
Commercial Paper	2.4
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	12.6%
Federal National Mortgage Assn.	4.2
Federal Home Loan Mortgage	2.1
U.S. Treasury Inflation-Indexed Notes	1.0
Progress Residential	0.9
General Motors Financial	0.8
Barclays	0.8
Societe Generale	0.7
Wells Fargo	0.7
SMB Private Education Loan Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222039
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	I Class
Trading Symbol	TSIDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s out-of-benchmark allocations to asset-backed securities (ABS), non-agency mortgage-backed securities, commercial mortgage-backed securities, and collateralized loan obligations aided performance relative to its style-specific benchmark, the Bloomberg US Corporate 1-3 Yr Total Return Index Value. Security selection within the investment-grade and high yield corporate sectors also aided results versus the style-specific index.

  Interest rate management did not meaningfully impact performance over the period. The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries and ABS decreased relative to the style-specific index.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	500,000	500,000	500,000
2/28/21	504,292	491,107	501,375
5/31/21	506,334	490,403	502,782
8/31/21	508,512	498,419	503,129
11/30/21	505,104	495,429	500,247
2/28/22	498,217	478,121	493,805
5/31/22	488,450	450,082	487,789
8/31/22	482,725	441,022	483,898
11/30/22	478,221	431,818	482,548
2/28/23	484,094	431,639	485,408
5/31/23	489,706	440,437	491,543
8/31/23	494,685	435,759	495,415
11/30/23	502,230	436,913	503,510
2/29/24	512,176	446,000	511,526
5/31/24	518,523	446,187	517,174
8/31/24	533,377	467,555	531,289
11/30/24	538,419	466,951	536,130
2/28/25	547,611	471,905	543,566
5/31/25	553,908	470,544	549,931

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/8/20
Short Duration Income Fund (I Class)	6.82%	2.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.35
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	6.33	2.15

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 97,143,000
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ (139,000)
InvestmentCompanyPortfolioTurnover	90.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$97,143 Number of Portfolio Holdings543
Holdings [Text Block]
Corporate Bonds	40.0%
Asset-Backed Securities	24.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	13.6
Non-U.S. Government Mortgage-Backed Securities	7.4
U.S. Government & Agency Mortgage-Backed Securities	7.2
Commercial Paper	2.4
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	12.6%
Federal National Mortgage Assn.	4.2
Federal Home Loan Mortgage	2.1
U.S. Treasury Inflation-Indexed Notes	1.0
Progress Residential	0.9
General Motors Financial	0.8
Barclays	0.8
Societe Generale	0.7
Wells Fargo	0.7
SMB Private Education Loan Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless